Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Activity on Borrower Relationships with Aggregate Debt	A summary of activity on these borrower relationships with aggregate debt greater than $120 is as follows:

Total loans at January 1, 2021	$2,729
New loans	16,401
Repayments	(472)
Other changes	(810)
Total loans at December 31, 2021	$17,848